CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Product sales, net	$ 2,714,051	$ 2,631,869	$ 10,190,667	$ 2,154,063
Cost of Goods Sold	1,083,081	1,021,003	4,387,002	880,470
Gross Profit	1,630,970	1,610,866	5,803,665	1,273,593
Operating Expenses:
Selling, general and administrative	3,993,675	924,365	13,357,633	2,366,450
Research and development	323,145	151,021	999,280	524,476
Total Operating Expenses	4,316,820	1,075,386	14,356,913	2,890,926
Operating (Loss) Income	(2,685,850)	535,480	(8,553,248)	(1,617,333)
Other income (expense):
Interest income	37,041	0	30,703	0
Interest expense	0	(615,344)	(615,344)	(372,109)
Allocated losses on KannaLife Sciences investment	0	(38,552)	(38,552)	(310,754)
Gain on sale of KannaLife Sciences investment (Note 7)	0	0	7,899,306	0
Other	0	0	(34,816)	0
Total Other Income (Expense)	37,041	(653,896)	7,241,297	(682,863)
Loss before taxes	(2,648,809)	(118,416)	(1,311,951)	(2,300,196)
Provision for income taxes	0	0	0	0
Net Loss	$ (2,648,809)	$ (118,416)	$ (1,311,951)	$ (2,300,196)
Loss per share	$ (0.08)	$ 0.00	$ (0.04)	$ (0.23)
Weighted average number of shares - basic & diluted	34,174,805	26,343,641	31,581,101	9,879,098